Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Non-Current Assets [Line Items]
Other cloud infrastructure	$ 11,675	$ 11,458
Prepaid expense for cloud infrastructure support	5,429
Less: accumulated amortization	(452)
Other non-current assets, net	$ 16,652	$ 11,458